N-2	Dec. 17, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001321741
Amendment Flag	false
Securities Act File Number	814-00704
Document Type	8-K
Entity Registrant Name	GLADSTONE INVESTMENT CORPORATION\DE
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	287-5800
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On December 17, 2024, in connection with a previously announced public offering, Gladstone Investment Corporation (the “Company”) and UMB Bank, National Association, as trustee (the “Trustee”), entered into a Fifth Supplemental Indenture (the “Fifth Supplemental Indenture”) to the Indenture, dated May 22, 2020, between the Company and the Trustee (together with the Fifth Supplemental Indenture, the “Indenture”). The Fifth Supplemental Inde
ntu
re relates to Company’s issuance, offer and sale of $126,500,000 aggregate principal amount of its 7.875% Notes due 2030 (the “Notes”).

Long Term Debt, Principal	$ 126,500,000
Long Term Debt, Structuring [Text Block]
The Notes will mature on February 1, 2030, unless previously redeemed or repurchased in accordance with their terms. The interest rate of the Notes is 7.875% per year, and interest on the Notes will be paid on February 1, May 1, August 1 and November 1 of each year, beginning on February 1, 2025. The Notes are the Company’s direct unsecured obligations and rank pari passu with the Company’s existing and future unsecured, unsubordinated indebtedness, including its 5.00% notes due 2026, 4.875% notes due 2028 and 8.00% notes due 2028; senior to any series of preferred stock that the Company may issue in the future; senior to any of the Company’s future indebtedness that expressly provides it is subordinated to the Notes; effectively subordinated to any future secured indebtedness of the Company (including indebtedness that is initially unsecured to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness; and structurally subordinated to all existing and future indebtedness and other obligations of any of the Co mpany
’s existing or future subsidiaries, including, without limitation, borrowings under the Company’s credit facility.
The Notes may be redeemed in whole or in part at any time or from time to time at the Company’s option on or after February 1, 2027, upon not less than 30 days nor more than 60 days written notice by mail prior to the date fixed for redemption thereof, at a redemption price of 100% of the outstanding principal amount of the Notes to be redeemed plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to, but not including, the date fixed for redemption.

Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contains certain covenants, including covenants requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a)(2) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), or any successor provisions, to comply with Section 18(a)(1)(B) as modified by Section 61(a)(2) of the Investment Company Act, or any successor provisions but giving effect to any no-action
relief granted by the Securities and Exchange Commission (the “S
E
C”) to another business development company and upon which the Company may reasonably rely (or to the Company if the Company determines to seek such similar no-action
or other relief), and to provide certain financial information to the holders of the Notes and the Trustee if the Company should no longer be subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are set forth in the Indenture.